Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

Property, plant and equipment consisted of the following at (in thousands):

	Estimated Useful Lives (Years)	December 31, 2019	September 30, 2020 (unaudited)
Land	N/A	$1,340	$1,340
Buildings and land improvements	15-39	2,464	2,487
Manufacturing equipment	7	12,631	13,002
Furniture, fixtures and equipment	5-7	277	287
Vehicles	5	140	140
Hardware and software	3-5	398	589

		17,250	17,845
Less: accumulated depreciation		(6,590)	(8,225)

Total		$10,660	$9,620

Property, plant and equipment consisted of the following at December 31, (in thousands):

	Estimated Useful Lives (Years)	2018	2019
Land	N/A	$1,340	$1,340
Buildings and land improvements	15-39	2,448	2,464
Manufacturing equipment	7	10,954	12,631
Furniture, fixtures and equipment	5-7	332	277
Vehicles	5	123	140
Hardware and software	3-5	358	398

		15,555	17,250
Less: accumulated depreciation		(4,526)	(6,590)

Total		$11,029	$10,660